FINANCIAL STATEMENTS

UBS PaineWebber Life Variable Annuity Account
Year Ended December 31, 2003


0310-0475135

                  UBS PaineWebber Life Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2003




                                    Contents

Report of Independent Auditors.............................................. .1

Audited Financial Statements

Statements of Assets and Liabilities..........................................2
Statements of Operations......................................................4
Statements of Changes in Net Assets...........................................6
Notes to Financial Statements.................................................9


0310-0475135

                         Report of Independent Auditors

The Board of Directors
UBS PaineWebber Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of UBS PaineWebber Life Variable Annuity Account, comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International, Global Bond, and Total Return Divisions, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS PaineWebber Life Variable Annuity Account at
December 31, 2003, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.
                                                         /s/ Ernst & Young LLP
March 18, 2004


0310-0475135                                                                  1

                  UBS PaineWebber Life Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2003



                                                                     Money
                                                                     Market
                                                                    Division
                                                            -------------------
                                                            -------------------
Assets
Investments in shares of mutual funds, at market                   $509,264

Liabilities                                                               -
                                                            -------------------
                                                            -------------------
Net assets                                                         $509,264
                                                            ===================
                                                            ===================

Net assets
Accumulation units with early withdrawal charges                   $433,435
Accumulation units without early withdrawal charges                  34,022
Contracts in the annuitization period with early withdrawal charges  41,807
Contracts in the annuitization period without early withdrawal charges    -
                                                            -------------------
                                                            -------------------
Total net assets                                                   $509,264
                                                            ===================
                                                            ===================

Investments in shares of mutual funds, at cost                     $509,264
Shares of mutual fund owned                                         509,264

Accumulation units with early withdrawal charges:
   Units outstanding                                                 36,346
   Unit value                                                        $11.93

Accumulation units without early withdrawal charges:
     Units outstanding                                                2,905
     Unit value                                                      $11.71

Contracts in the annuitization period with early withdrawal charges:
   Units outstanding                                                  3,451
   Unit value                                                        $12.11

Contracts in the annuitization period without early withdrawal charges:
   Units outstanding                                                      -
   Unit value                                                      $      -

See accompanying notes.

2                                                                  0310-0475135

       U.S.
 Government/High
 Grade Securities                  Growth and Income                        Global             Total
     Division      Growth Division      Division       International         Bond         Return Division
                                                          Division         Division
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $1,962,973        $6,711,983       $2,295,728        $2,223,302        $1,295,436       $3,791,688

              -                 -                -                 -                 -                -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $1,962,973        $6,711,983       $2,295,728        $2,223,302        $1,295,436       $3,791,688
============================================================================================================
============================================================================================================


     $1,694,209        $5,936,461       $1,946,521        $1,788,396        $1,160,842       $3,371,087
        239,164           741,357          229,933           423,231           123,740          362,582
         19,841            29,520          102,131             1,520               110           42,119
          9,759             4,645           17,143            10,155            10,744           15,900
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $1,962,973        $6,711,983       $2,295,728        $2,223,302        $1,295,436       $3,791,688
============================================================================================================
============================================================================================================

     $1,918,090        $6,453,779       $2,230,114        $1,929,403        $1,085,654       $3,723,459
        156,288           420,814          105,309           170,891            95,958          213,496


        132,439           407,815           90,613           159,244            77,790          177,237
         $12.79            $14.56           $21.48            $11.23            $14.92           $19.02


         19,025            52,208           10,594            41,911             8,567           19,306
         $12.57            $14.20           $21.70            $10.10            $14.44           $18.78


          1,527             1,997            4,679               133                 7            2,179
         $13.00            $14.78           $21.82            $11.41            $15.16           $19.33


            769               324              782               996               737              838
         $12.69            $14.33           $21.92            $10.20            $14.59           $18.97


0310-0475135                                                                  3

                  UBS PaineWebber Life Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2003



                                                                      Money
                                                                      Market
                                                                     Division
                                                            -------------------
                                                            -------------------
Income:
   Dividends                                                        $  3,502
Expenses:
   Mortality and expense risk                                         10,121
                                                            -------------------
                                                            -------------------
Net investment income (loss)                                         (6,619)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                             -
   Realized gain distributions                                             -
                                                            -------------------
                                                            -------------------
Net realized gain (loss) on investments                                    -

Change in unrealized appreciation/depreciation of investments              -
                                                            -------------------
                                                            -------------------
Net increase (decrease) in net assets from operations              $ (6,619)
                                                            ===================

See accompanying notes.


4                                                                  0310-0475135

       U.S.
 Government/High
 Grade Securities                      Growth and                           Global            Total
     Division      Growth Division   Income Division   International     Bond Division   Return Division
                                                          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        $61,797   $               -        $  22,543       $    2,916        $  81,510          $100,095

         33,898             98,690            34,134           33,148           21,607            61,125
-----------------------------------------------------------------------------------------------------------
         27,899            (98,690)          (11,591)         (30,232)          59,903            38,970


         10,473           (137,623)          (68,584)         (14,012)          26,971           (60,080)
         16,402                  -                 -                -                -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         26,875           (137,623)          (68,584)         (14,012)          26,971           (60,080)

         (7,624)         1,974,781           647,353          581,871           54,387           612,460
-----------------------------------------------------------------------------------------------------------
        $47,150         $1,738,468          $567,178         $537,627         $141,261          $591,350
===========================================================================================================

0310-0475135                                                                  5

                  UBS PaineWebber Life Variable Annuity Account

                       Statements of Changes in Net Assets

                                                         Money Market             U.S. Government/High
                                                           Division            Grade Securities Division
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
                                                     Year Ended December 31       Year Ended December 31
                                                      2003          2002           2003          2002
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $  (6,619)$      (3,162)  $     27,899  $     38,708
   Net realized gain (loss) on investments                   -             -         26,875        27,234
   Change in unrealized appreciation/
     depreciation of investments                             -             -         (7,624)       69,366
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                      (6,619)       (3,162)        47,150       135,308

Contract transactions:
   Purchase payments                                         -             -              -             -
   Administrative charges                                 (587)         (773)        (1,525)       (2,301)
   Contract distributions and terminations            (192,421)   (1,292,802)      (260,035)     (916,495)
   Transfer payments (to) from other divisions        (186,699)      875,705         59,155     1,042,883
   Actuarial adjustment in reserves for
     currently payable annuity contracts               (12,280)       (3,174)       (51,124)       (7,898)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net increase (decrease) in net assets from
   contract transactions                              (391,987)     (421,044)      (253,529)      116,189
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Total increase (decrease) in net assets               (398,606)     (424,206)      (206,379)      251,497

Net assets at beginning of year                        907,870     1,332,076      2,169,352     1,917,855
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net assets at end of year                             $509,264   $   907,870     $1,962,973    $2,169,352
                                                 ==========================================================

See accompanying notes.

6                                                                 0310-0475135

                  UBS PaineWebber Life Variable Annuity Account

                                          Growth and
       Growth Division                 Income Division             International Division
------------------------------- ---------------------------------------------------------------
------------------------------- ---------------------------------------------------------------
    Year Ended December 31          Year Ended December 31         Year Ended December 31
     2003           2002             2003           2003             2003           2002
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------
 $    (98,690)   $  (100,567)    $    (11,591)   $    (30,232)    $    (30,232) $    (38,610)
     (137,623)      (290,908)         (68,584)        (14,012)         (14,012)      (12,538)

    1,974,781     (1,942,192)         647,353         581,871          581,871      (368,018)
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------

    1,738,468     (2,333,667)         567,178         537,627          537,627      (437,166)


            -             75                -               -                -            75
       (4,305)        (5,050)          (1,533)         (1,603)          (1,603)       (2,463)
     (671,340)    (1,348,414)        (325,533)       (333,864)        (333,864)     (493,787)
       50,085      4,447,221           82,798          (5,775)          (5,775)      (59,755)

      (20,095)       (15,490)         (64,269)         (1,952)          (1,952)       (1,952)
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------

     (645,655)     3,078,342         (308,537)       (343,194)        (343,194)     (557,882)
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------
    1,092,813        744,675          258,641         194,433          194,433      (995,048)

    5,619,170      4,874,495        2,037,087       2,028,869        2,028,869     3,023,917
------------------------------- ------------------------------  -------------------------------
------------------------------- ------------------------------  -------------------------------
   $6,711,983     $5,619,170       $2,295,728      $2,223,302       $2,223,302    $2,028,869
=============================== ==============================  ===============================


0310-0475135                                                                  7

                  UBS PaineWebber Life Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                                                     Global Bond Division        Total Return Division
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
                                                    Year Ended December 31       Year Ended December 31
                                                      2003          2002           2003          2002
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                    $     59,903 $      (6,461)  $     38,970  $     15,311
   Net realized gain (loss) on investments               26,971        18,990        (60,080)      (52,880)
   Change in unrealized appreciation/
     depreciation of investments                         54,387       189,320        612,460      (572,754)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                      141,261       201,849        591,350      (610,323)

Contract transactions:
   Purchase payments                                          -             -              -             -
   Administrative charges                                  (965)       (1,408)        (2,142)       (3,482)
   Contract distributions and terminations              156,281      (350,417)      (635,675)   (1,127,602)
   Transfer payments (to) from other divisions
                                                         (7,075)      (47,253)         6,907        19,132
   Actuarial adjustment in reserves for
     currently payable annuity contracts                (31,581)       (1,099)        (6,819)       (6,904)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net increase (decrease) in net assets from
   contract transactions                               (195,902)     (400,177)      (637,729)   (1,118,856)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Total increase (decrease) in net assets                 (54,641)     (198,328)       (46,379)   (1,729,179)

Net assets at beginning of year                       1,350,077     1,548,405      3,838,067     5,567,246
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net assets at end of year                            $1,295,436    $1,350,077     $3,791,688    $3,838,067
                                                 ==========================================================

0310-0475135                                                                 8

                  UBS PaineWebber Life Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2003


1. Organization and Significant Accounting Policies

Organization

UBS PaineWebber Life Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by UBS PaineWebber Life Insurance Company (the Company), a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly-owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2003, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of Alliance Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

   Division                                   Invests Exclusively in Shares of
   ---------------------------------------------------------------------------

   Money Market                                     Money Market Portfolio
   U.S. Government/High Grade Securities            U.S. Government/High Grade
                                                           Securities Portfolio
   Growth                                           Growth Portfolio
   Growth and Income                                Growth and Income Portfolio
   International                                    International Portfolio
   Global Bond                                      Global Bond Portfolio
   Total Return                                     Total Return Portfolio

During April 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market, Strategic Fixed Income, and Aggressive Growth Portfolios into the Money Market, U.S. Government/High Grade Securities and Growth Portfolios, respectively, of the Alliance Variable Products Series Fund, Inc. (Alliance).

Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income and Aggressive Growth Divisions were transferred to the U.S. Government/High Grade Securities and Growth Divisions, respectively, and the Strategic Fixed Income and Aggressive Growth Divisions of the Account ceased to exist. Net assets of $968,752 and $4,807,826 were transferred into the U.S. Government/High Grade Securities and Growth Divisions, respectively, on the date of the dissolution of these divisions.

0310-0475135                                                                 9

                  UBS PaineWebber Life Variable Annuity Account

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to the Account.

Investment Operations

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value.

The average cost method is used to determine realized gains and losses. Investment transactions are accounted for on the trade date. Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

0310-0475135                                                                 10

                  UBS PaineWebber Life Variable Annuity Account

2. Expenses and Related Party Transactions

Paid to the Company

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five year period following the date the payment was received.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


0310-0475135                                                                 11

                  UBS PaineWebber Life Variable Annuity Account

4. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2003:

                                               Cost of Purchases  Proceeds From
   Division                                                           Sales
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Money Market                                      $129,625          $528,231
   U.S. Government/High Grade Securities              209,052           418,280
   Growth                                             215,313           959,657
   Growth and Income                                  143,938           464,066
   International                                       33,315           406,740
   Global Bond                                        104,443           240,441
   Total Return                                       144,990           743,750

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                             2003                                    2002
                            --------------------------------------- ---------------------------------------
   Division                  Purchased    Redeemed   Net Decrease    Purchased    Redeemed        Net
                                                                                               Increase
                                                                                              (Decrease)
   ---------------------------------------------------------------- ---------------------------------------
   Money Market                  10,562      43,170      (32,608)       193,824     228,725      (34,901)
   U.S. Government/High
      Grade Securities           12,881      32,800      (19,919)       112,368     101,521       10,847
   Growth                        18,845      70,840      (51,995)       359,150     160,191      198,959
   Growth and Income              9,589      26,321      (16,732)         7,852      63,477      (55,625)
   International                  3,419      39,508      (36,089)         4,293      61,334      (57,041)
   Global Bond                    1,667      15,803      (14,136)           910      33,442      (32,532)
   Total Return                   9,149      46,214      (37,065)         9,539      74,950      (65,411)

0310-0475135                                                                 12

                  UBS PaineWebber Life Variable Annuity Account

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2003, 2002 and 2001 and investment income ratios and expense, investment income rating, and total return ratios for the years then ended:

                                                                                    Ratio of
                                                                                   Expenses to
                                                             Net       Investment    Average
                                                   Unit     Assets      Income         Net         Total
               Division                 Units      Value    (000)      Ratio (1)    Assets (2)   Return (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  Money Market
  Accumulation units with early
     withdrawal charges:
       2003                              36,346    $11.93  $   433       0.55%         1.60%      (1.00)%
       2002                              67,756     12.05      817       1.31          1.60       (0.41)
       2001                             104,594     12.10    1,265       2.12          1.60        0.41
  Accumulation units without early withdrawal charges:
       2003                               2,905     11.71       34       0.55          1.77       (1.26)
       2002                               3,094     11.86       37       1.31          1.77       (0.50)
       2001                               5,617     11.92       67       2.12          1.77        0.18
  Contracts in the annualization period with early withdrawal changes:
       2003                               3,451     12.11       42       0.55          1.40       (0.90)
       2002                               4,460     12.22       54       1.31          1.40        0.08
       2001                                   -      -           -       -             -           -
  U.S. Government/High Grade
     Securities
  Accumulation units with early withdrawal charges:
       2003                             132,439     12.79    1,694       2.95          1.60        2.24
       2002                             150,569     12.51    1,884       3.35          1.60        6.02
       2001                             142,319     11.80    1,679       9.39          1.60        4.23
  Accumulation units without early withdrawal charges:
       2003                              19,025     12.57      239       2.95          1.77        2.03
       2002                              20,558     12.32      253       3.35          1.77        5.93
       2001                              18,863     11.63      219       9.39          1.77        3.99
  Contracts in the annuitization period with early withdrawal charges:
       2003                               1,527     13.00       20       2.95          1.40        2.44
       2002                               1,723     12.69       22       3.35          1.40        6.28
       2001                               1,650     11.94       20       9.39          1.40        4.43

0310-0475135                                                                 13

                  UBS PaineWebber Life Variable Annuity Account

6. Unit Values (continued)

                                                                                    Ratio of
                                                                                   Expenses to
                                                             Net      Investment     Average
                                                 Unit       Assets     Income          Net       Total
               Division                 Units    Value       (000)    Ratio (1)     Assets (2) Return (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  Contracts in the annuitization period without early withdrawal charges:
       2003                                 769    $12.69      $10       2.95%         1.65%       2.17%
       2002                                 829     12.42       10       3.35          1.65        5.17
       2001                                   -      -           -       -             -           -
  Growth
  Accumulation units with early withdrawal charges:
       2003                             407,815     14.56    5,936       -             1.60       32.97
       2002                             455,414     10.95    4,988       -             1.60      (29.22)
       2001                             293,961     15.47    4,548       -             1.60      (22.96)
  Accumulation units without early withdrawal charges:
       2003                              52,208     14.20      741       -             1.77       32.71
       2002                              56,269     10.70      602       -             1.77      (29.37)
       2001                              17,734     15.15      269       -             1.77      (23.05)
  Contracts in the annuitization period with early withdrawal charges:
       2003                               1,997     14.78       30       -             1.40       33.15
       2002                               2,293     11.10       25       -             1.40      (29.07)
       2001                               3,278     15.65       51       -             1.40      (22.78)
  Contracts in the annuitization period without early withdrawal charges:
       2003                                 324    14.33         5       -            1.65       32.81
       2002                                 363    10.79         4       -            1.65      (29.25)
       2001                                 407    15.25         6       -            1.65      (22.98)
  Growth and Income
  Accumulation units with early
     withdrawal charges:
       2003                              90,613    21.48     1,947       1.06         1.60       30.42
       2002                             103,605    16.47     1,707       0.65         1.60      (23.29)
       2001                             149,829    21.47     3,218       1.56         1.60       (1.31)
  Accumulation units without early withdrawal charges:
       2003                              10,594    21.70       230       1.06         1.77       30.17
       2002                              11,533    16.67       192       0.65         1.77      (23.43)
       2001                              19,017    21.77       414       1.56         1.77       (1.46)

0310-0475135                                                                 14

                  UBS PaineWebber Life Variable Annuity Account

6. Unit Values (continued)


                                                                                   Ratio of
                                                                                  Expenses to
                                                              Net     Investment    Average
                                                  Unit       Assets    Income         Net        Total
               Division                  Units    Value      (000)    Ratio (1)    Assets (2)  Return (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  Contracts in the annuitization period with early withdrawal charges:
       2003                               4,679   $21.82      $102      1.06%         1.40%      30.66%
       2002                               7,406    16.70       124      0.65          1.40      (23.15)
       2001                               9,812    21.73       213      1.56          1.40       (1.09)
  Contracts in the annuitization period without early withdrawal charges:
       2003                                 782    21.92        17      1.06          1.65       30.40
       2002                                 856    16.81        14      0.65          1.65      (23.35)
       2001                                 367    21.93         8      1.56          1.65       (1.35)
  International
  Accumulation units with early
     withdrawal charges:
       2003                             159,244    11.23     1,788      0.14          1.60       29.53
       2002                             193,582     8.67     1,679      0.05          1.60      (16.63)
       2001                             247,231    10.40     2,571      0.07          1.60      (22.39)
  Accumulation units without early withdrawal charges:
       2003                              41,911    10.10       423      0.14          1.77       29.32
       2002                              43,446     7.81       339      0.05          1.77      (16.74)
       2001                              47,761     9.38       448      0.07          1.77      (22.55)
  Contracts in the annuitization period with early withdrawal charges:
       2003                                 133    11.41         2      0.14          1.40       29.81
       2002                                 271     8.79         2      0.05          1.40      (16.60)
       2001                                 422    10.54         4      0.07          1.40      (22.26)
  Contracts in the annuitization period without early withdrawal charges:
       2003                                 996    10.20        10      0.14          1.65       29.44
       2002                               1,074     7.88         8      0.05          1.65      (13.50)
       2001                                   -     -            -      -             -           -
  Global Bond
  Accumulation units with early
     withdrawal charges:
       2003                              77,790    14.92     1,161      6.11          1.60       11.43
       2002                              88,046    13.39     1,179      1.18          1.60       15.03
       2001                             109,557    11.64     1,275      -             1.60       (3.04)


0310-0475135                                                                 15

                  UBS PaineWebber Life Variable Annuity Account

6. Unit Values (continued)

                                                                                    Ratio of
                                                                                   Expenses to
                                                              Net      Investment    Average
                                                   Unit      Assets     Income        Net         Total
               Division                  Units     Value     (000)     Ratio (1)    Assets (2)  Return (3)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------
  Accumulation units without early withdrawal charges:
       2003                               8,567    $14.44     $124       6.11%        1.77%      11.25%
       2002                              12,345     12.98      160       1.18         1.77       14.87
       2001                              24,114     11.30      272       -            1.77       (3.25)
  Contracts in the annuitization period with early withdrawal charges:
       2003                                   7     15.16        -       6.11         1.40       11.63
       2002                                  52     13.58        1       1.18         1.40       15.28
       2001                                  98     11.78        1       -            1.40       (2.86)
  Contracts in the annuitization period without early withdrawal charges:
       2003                                 737     14.59       11       6.11         1.65       11.46
       2002                                 794     13.09       10       1.18         1.65        6.25
       2001                                   -      -           -       -            -           -
  Total Return
  Accumulation units with early
     withdrawal charges:
       2003                             177,237     19.02    3,371       2.64         1.60       17.19
       2002                             212,353     16.23    3,447       1.95         1.60      (12.03)
       2001                             270,886     18.45    4,997       4.99         1.60        3.09
  Accumulation units without early withdrawal charges:
       2003                              19,306     18.78      363       2.64         1.77       16.94
       2002                              20,860     16.06      335       1.95         1.77      (12.14)
       2001                              29,044     18.28      531       4.99         1.77        2.91
  Contracts in the annuitization period with early withdrawal charges:
       2003                               2,179     19.33       42       2.64         1.40       17.36
       2002                               2,496     16.47       41       1.95         1.40      (11.78)
       2001                               1,740     18.67       32       4.99         1.40        3.30
  Contracts in the annuitization period without early withdrawal charges:
       2003                                 838     18.97       16       2.64         1.65       17.10
       2002                                 916     16.20       15       1.95         1.65      (12.05)
       2001                                 366     18.42        7       4.99         1.65        3.02

0310-0475135                                                                 16

                  UBS PaineWebber Life Variable Annuity Account

6.    Unit Values (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

0310-0475135                                                                 17